Accounts Receivable	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019
Receivables [Abstract]
ACCOUNTS RECEIVABLE

NOTE 3 - ACCOUNTS RECEIVABLE

The Company's accounts receivable at December 31 and September 30, 2019 is as follows:

	December 31, 2019	September 30, 2019
Accounts receivable	$589,682	$791,728
Reserve for doubtful accounts	-	-
	$589,682	$791,728

NOTE 3 - ACCOUNTS RECEIVABLE

The Company's accounts receivable at September 30, 2019 and 2018 is as follow:

	September 30, 2019	September 30, 2018
Accounts receivable	$791,728	$1,615,582
Reserve for doubtful accounts	-	-
	$791,728	$1,615,582